USAA SMALL CAP STOCK FUND

Supplement dated March 19, 2021,

to the Prospectus dated December 1, 2020,

as Supplemented ("Prospectus")

1.Effective March 19, 2021, Wellington Management Company LLP ("Wellington Management") is no longer a subadviser to the USAA Small Cap Stock Fund (the "Fund"); therefore, all references to Wellington Management and its portfolio managers are removed from the Prospectus.

2.In addition, effective immediately, Integrity Asset Management ("Integrity") and THB Asset Management ("THB"), investment franchises of Victory Capital Management Inc., have been added to the Fund's portfolio management team responsible for managing all or a portion of the Fund.

3.The second paragraph under "INVESTMENT ADVISER" on page 6 is deleted and replaced with the following:

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's Munder Capital Management ("Munder"), RS Investments Value ("RS Value"), Integrity Asset Management ("Integrity"), THB Asset Management ("THB") investment franchises, its Victory Solutions platform, and Granahan Investment Management, Inc. ("GIMI"), which has been retained to serve as a subadviser.

4.The "PORTFOLIO MANAGERS" table on page 7 is amended to include the following:

Tenure with
	Title	the Fund
Daniel G. Bandi	Chief Investment Officer, Integrity	March 2021

Daniel J. DeMonica	Senior Portfolio Manager, Integrity	March 2021

Adam I. Friedman	Senior Portfolio Manager, Integrity	March 2021

Joe A. Gilbert	Portfolio Manager, Integrity	March 2021

J. Bryan Tinsley	Portfolio Manager, Integrity	March 2021

Michael P. Wayton	Portfolio Manager, Integrity	March 2021

Christopher N. Cuesta	Chief Investment Officer, THB	March 2021

Manish Maheshwari	Portfolio Manager, THB	March 2021

5.The following disclosure has been added to the end of "How are the decisions to buy and sell securities made?" on pages 11-13.

Integrity

When selecting securities for the Fund, Integrity seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. Integrity employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment. Integrity finds these value- oriented investments by, among other things: (1) rigorously analyzing the company's financial characteristics and assessing the quality of the company's management; (2) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (3) analyzing cash flows to identify stocks with the most attractive potential returns.

Integrity regularly reviews the Fund's investments and will sell securities when it believes the securities are no longer attractive because (1) a deterioration in rank of the security in accordance with the its process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

THB

THB seeks to identify and invest Fund assets in equity securities of companies that, in the team's opinion, are undervalued in the market. The THB investment team may invest in both growth and value stocks. In constructing its portfolio, THB uses a bottom-up fundamental research process that utilizes both quantitative and qualitative analysis to identify investment opportunities. Investments are selected based on an active fundamental process, which combines financial analysis and proprietary research to evaluate potential investments' management and long-term outlook and business strategies. THB fully integrates environmental, social, and governance ("ESG") factors into its established quality assessment framework.

6.Under the section titled "PORTFOLIO MANAGERS" on pages 21-24, the following disclosure has been added as subsections for Integrity and THB:

Integrity

Daniel G. Bandi is the Chief Investment Officer of Integrity and has been with the Adviser since 2014 when the Adviser acquired Integrity Asset Management, LLC. From 2003-2014, Mr. Bandi was the Chief Investment Officer and a Principal of Integrity Asset Management, LLC. Mr. Bandi is a CFA charterholder. He has co-managed the Fund since March 2021.

Daniel J. DeMonica is a Senior Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. DeMonica was a Senior Portfolio Manager and a Principal of Integrity Asset Management LLC. Mr. DeMonica is a CFA charterholder. He has co-managed the Fund since March 2021.

Adam I. Friedman is a Senior Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. Friedman was a Senior Portfolio Manager and a Principal of Integrity Asset Management, LLC. He has co-managed the Fund since March 2021.

Joe A. Gilbert is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. Gilbert was a Portfolio Manager of Integrity Asset Management, LLC. Mr. Gilbert is a CFA charterholder. He has co-managed the Fund since March 2021.

J. Bryan Tinsley is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. Tinsley was a Portfolio Manager of Integrity Asset Management, LLC. Mr. Tinsley is a CFA charterholder. He has co-managed the Fund since March 2021.

Michael P. Wayton is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2013-2014, Mr. Wayton was a Portfolio Manager of Integrity Asset Management, LLC. He has co-managed the Fund since March 2021.

THB

Christopher N. Cuesta, Chief Investment Officer, THB Asset Management, a Victory Capital investment franchise. He joined Victory Capital in March 2021 when Victory Capital acquired the assets of THB. Prior to that, Mr. Cuesta was with THB since 2002, serving as a portfolio manager of THB's micro-cap products since 2004 and the small-cap products since 2005. Prior to joining THB, Mr. Cuesta worked for Salomon Smith Barney from 1999 to 2002, and Van Eck Associates from 1995 to 1999. Mr. Cuesta received a BS from Fordham University in 1995 and is a Chartered Financial Analyst.

Manish Maheshwari, Portfolio Manager, THB Asset Management, a Victory Capital investment franchise. He joined Victory Capital in March 2021 when Victory Capital acquired the assets of THB. Prior to that, Mr. Maheshwari was with THB since 2011 serving as a portfolio manager of THB's micro-cap products. Prior to joining THB, Mr. Maheshwari worked for Barclays Capital, MBIA/Cutwater, UBS, Deutsche Bank, Morgan Stanley and Dresdner Bank. Mr. Maheshwari received an MS in Financial Mathematics from the University of Chicago and a B.Tech in Chemical Engineering from the Indian Institute of Technology BHU (Varanasi).

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

SCS-STATPRO-SUP3(0321)

USAA SMALL CAP STOCK FUND

Supplement dated March 19, 2021,

to the Statement of Additional Information ("SAI")

dated December 1, 2020, as Supplemented

1.Effective March 19, 2021, Wellington Management Company LLP ("Wellington Management") is no longer a subadviser to the USAA Small Cap Stock Fund (the "Fund"); therefore, all references to Wellington Management and its portfolio managers are removed from the SAI.

2.In addition, effective immediately, Integrity Asset Management ("Integrity") and THB Asset Management ("THB"), investment franchises of Victory Capital Management Inc., have been added to the Fund's portfolio management team. The section titled "Portfolio Manager Disclosure" beginning on page 79 is updated to reflect the following:

Integrity

Accounts Managed

The following table sets forth accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of February 28, 2021.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other	Investment	Investment	Other
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Name of	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
Portfolio	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Daniel G.	$2,312.89 / 3	$446.67 / 3	$1,862.10 / 59	$- / 0	$- / 0	$- / 0
Bandi
Daniel J.	$2,398.08 / 4	$446.67 / 3	$1,947.56 / 61	$- / 0	$- / 0	$- / 0
DeMonica
Adam I.	$2,312.89 / 3	$446.67 / 3	$1,862.10 / 59	$- / 0	$- / 0	$- / 0
Friedman
Joe A.	$2,312.89 / 3	$446.67 / 3	$1,862.10 / 59	$- / 0	$- / 0	$- / 0
Gilbert
J. Bryan	$2,312.89 / 3	$446.67 / 3	$1,862.10 / 59	$- / 0	$- / 0	$- / 0
Tinsley
Michael P.	$2,398.08 / 4	$446.67 / 3	$1,947.56 / 61	$- / 0	$- / 0	$- / 0
Wayton

Portfolio Ownership: As of February 28, 2021, no portfolio managers of Integrity beneficially owned any shares of the USAA Small Cap Stock Fund.

THB

Accounts Managed

The following table sets forth accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of October 31, 2020.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other	Investment	Investment	Other
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Name of	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
Portfolio	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Christopher
N. Cuesta	1/$50.8	4/$226.8	58/$153.2	0/$0	0/$0	0/$0
Manish
Maheshwari	1/$50.8	4/$226.8	58/$153.2	0/$0	0/$0	0/$0

Portfolio Ownership: As of February 28, 2021, no portfolio managers of THB beneficially owned any shares of the USAA Small Cap Stock Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

DEC1-SAI-SUP3(0321)

USAA SUSTAINABLE WORLD FUND

Supplement dated March 19, 2021,

to the Prospectus dated October 1, 2020,

as Supplemented ("Prospectus")

1.Effective March 19, 2021, Massachusetts Financial Services Company d/b/a MFS Investment Management ("MFS") is no longer a subadviser to the USAA Sustainable World Fund (the "Fund"); therefore, all references to MFS and its portfolio managers are removed from the Prospectus.

2.In addition, effective immediately, THB Asset Management ("THB"), an investment franchise of Victory Capital Management Inc., has been added to the Fund's portfolio management team responsible for managing all or a portion of the Fund.

3.The second paragraph under "INVESTMENT ADVISER" on page 8 is deleted and replaced with the following:

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The portfolio managers primarily responsible for the day-to-day management of all or a portion of the Fund are members of the Adviser's RS Investments Global ("RS Global"), RS Investments Value ("RS Value"), Sophus Capital, Trivalent Investments ("Trivalent"), NewBridge Asset Management ("NewBridge"), THB Asset Management ("THB") investment franchises, and its Victory Solutions platform.

4.The "PORTFOLIO MANAGERS" table on page 9 is amended to include the following:

Tenure with
	Title	the Fund
Christopher N. Cuesta	Chief Investment Officer, THB	March 2021
Manish Maheshwari	Portfolio Manager, THB	March 2021

5.The following disclosure has been added to the end of "How are the decisions to buy and sell securities made?" on pages 14-16.

THB

THB seeks to identify and invest Fund assets in equity securities of companies that, in the team's opinion, are undervalued in the market. The THB investment team may invest in both growth and value stocks. In constructing its portfolio, THB uses a bottom-up fundamental research process that utilizes both quantitative and qualitative analysis to identify investment opportunities. Investments are selected based on an active fundamental process, which combines financial analysis and proprietary research to evaluate potential investments' management and long-term outlook and business strategies. THB fully integrates environmental, social, and governance ("ESG") factors into its established quality assessment framework. They source relevant information from company filings, presentations and multiple third-party providers to build out a set of data and other information for the THB team to factor into their investment process. The research team applies the Principals for Responsible Investing set by the UNPRI and follows best practices recommendations to improve on its ESG evaluation process.

6.Under the section titled "PORTFOLIO MANAGERS" on pages 25-28, the following disclosure has been added as a subsection for THB:

THB

Christopher N. Cuesta, Chief Investment Officer, THB Asset Management, a Victory Capital investment franchise. He joined Victory Capital in March 2021 when Victory Capital acquired the assets of THB. Prior to that, Mr. Cuesta was with THB since 2002, serving as a portfolio manager of THB's micro-cap products since 2004 and the small-cap products since 2005. Prior to joining THB, Mr. Cuesta worked for Salomon Smith Barney from 1999 to 2002, and Van Eck Associates from 1995 to 1999. Mr. Cuesta received a BS from Fordham University in 1995 and is a Chartered Financial Analyst.

Manish Maheshwari, Portfolio Manager, THB Asset Management, a Victory Capital investment franchise. He joined Victory Capital in March 2021 when Victory Capital acquired the assets of THB. Prior to that, Mr. Maheshwari was with THB since 2011 serving as a portfolio manager of THB's micro-cap products. Prior to joining THB, Mr. Maheshwari worked for Barclays Capital, MBIA/Cutwater, UBS, Deutsche Bank, Morgan Stanley and Dresdner Bank. Mr. Maheshwari received an MS in Financial Mathematics from the University of Chicago and a B.Tech in Chemical Engineering from the Indian Institute of Technology BHU (Varanasi).

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

SWF-STATPRO-SUP3(0321)

USAA SUSTAINABLE WORLD FUND

Supplement dated March 19, 2021

to the Statement of Additional Information ("SAI")

dated October 1, 2020, as Supplemented

1.Effective March 19, 2021, Massachusetts Financial Services Company d/b/a MFS Investment Management ("MFS") is no longer a subadviser to the USAA Sustainable World Fund (the "Fund"); therefore, all references to MFS and its portfolio managers are removed from the SAI.

2.In addition, effective immediately, THB Asset Management ("THB"), an investment franchise of Victory Capital Management Inc., has been added to the Fund's portfolio management team. The section titled "Portfolio Manager Disclosure" beginning on page 84 is updated to reflect the following:

THB

Accounts Managed

The following table sets forth accounts for which the Fund's portfolio managers were primarily responsible for the day-to-day portfolio management as of October 31, 2020.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other	Investment	Investment	Other
	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Name of	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts	# of Accts
Portfolio	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets	Total Assets
Manager	(millions)	(millions)	(millions)	(millions)	(millions)	(millions)
Christopher
N. Cuesta	1/$50.8	4/$226.8	58/$153.2	0/$0	0/$0	0/$0
Manish
Maheshwari	1/$50.8	4/$226.8	58/$153.2	0/$0	0/$0	0/$0

Portfolio Ownership: As of February 28, 2021, no portfolio managers of THB beneficially owned any shares of the USAA Sustainable World Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

OCT1-SAI-SUP4(0321)